Debt - Total Long-Term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2020	Oct. 16, 2012
Debt Instrument [Line Items]
Total long-term debt	$ 1,861,450	$ 1,941,770
Less current portion	389,552	847,626
Long-term debt, net of current portion	$ 1,471,898	1,094,144
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Stated interest rate	0.50%
Total long-term debt	$ 389,552	375,149
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Stated interest rate	1.00%
Total long-term debt	$ 464,331	446,503
Senior Unsecured Notes | 0.000% Senior Unsecured Convertible Notes due 2027
Debt Instrument [Line Items]
Stated interest rate	0.00%		0.00%
Total long-term debt	$ 497,336	496,804
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Stated interest rate	3.75%			3.75%
Total long-term debt	$ 0	301,843
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Stated interest rate	3.90%			3.90%
Total long-term debt	$ 0	26,967
Private Placement | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	116,699	294,504
Private Placement | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 393,532	$ 0